Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract ]
2026	$ 334,004
2027	175,700
2028	67,294
Total future minimum lease payments	576,998
Less: imputed interest	(20,528)
Present value of lease liabilities	$ 556,470	$ 362,185